Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	494,292,601.86	27,555
Yield Supplement Overcollateralization Amount 04/30/20	26,166,433.77	0
Receivables Balance 04/30/20	520,459,035.63	27,555
Principal Payments	18,895,910.17	477
Defaulted Receivables	632,504.96	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	24,724,956.95	0
Pool Balance at 05/31/20	476,205,663.55	27,043

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.40%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,598,020.79	120
Past Due 61-90 days	734,329.14	36
Past Due 91-120 days	388,941.56	24
Past Due 121+ days	0.00	0
Total	3,721,291.49	180

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	585,960.56
Aggregate Net Losses/(Gains) - May 2020	46,544.40
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	1.75%
Second Prior Net Losses Ratio	0.57%
Third Prior Net Losses Ratio	0.71%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Overcollateralization Target Amount	12,619,450.08
Actual Overcollateralization	12,619,450.08
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.36%
Weighted Average Remaining Term	44.20

Flow of Funds	$ Amount

Collections	24,245,742.72
Investment Earnings on Cash Accounts	1,149.53
Servicing Fee(1)	(920,140.97)
Transfer to Collection Account	-
Available Funds	23,326,751.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,176,010.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,988,184.36
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	12,619,450.08
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	-
(10) Collection Account Redeposits	4,456,519.35

Total Distributions of Available Funds	23,326,751.28

Servicing Fee	920,140.97
Unpaid Servicing Fee	433,715.86
Change in amount of the unpaid servicing fee from the prior period	(486,425.11)

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 05/15/20	481,193,847.91
Principal Paid	17,607,634.44
Note Balance @ 06/15/20	463,586,213.47

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	35,573,847.91
Principal Paid	17,607,634.44
Note Balance @ 06/15/20	17,966,213.47
Note Factor @ 06/15/20	4.8688925%

Class A-3
Note Balance @ 05/15/20	326,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	326,000,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-4
Note Balance @ 05/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	89,060,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	30,560,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,262,597.49
Total Principal Paid	17,607,634.44
Total Paid	18,870,231.93

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	83,005.65
Principal Paid	17,607,634.44
Total Paid to A-2 Holders	17,690,640.09

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2618152
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.5967245
Total Distribution Amount	18.8585397

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2249476
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	47.7171665
Total A-2 Distribution Amount	47.9421141

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	283.30
Noteholders' Principal Distributable Amount	716.70

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/20	2,546,066.61
Investment Earnings	431.33
Investment Earnings Paid	(431.33)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.